Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Tax Assets and Liabilities [Abstract]
Assets		£ 51
Liabilities	£ (53)	(1)
Beginning Balance	(53)	50
Income statement charge	(528)	(597)	£ (329)
Other comprehensive income credit/(charge)	44	(49)
Corporate income tax paid	484	507	419
Other movements	50	36
Ending Balance	(3)	(53)	50
Assets			51
Liabilities	(3)	(53)	(1)
Ending Balance	£ (53)	£ 50	£ 50